Investment Securities - Amortized Cost and Fair Value of Securities Available for Sale, by Contractual Maturity (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 1,297,000
Due after one year through five years, Amortized Cost	8,736,000
Due after five years through ten years, Amortized Cost	69,059,000
Due after ten years, Amortized Cost	31,555,000
Amortized Cost, Total	110,647,000
Available-for-sale securities, Amortized Cost	204,313,000	173,190,000
Due in one year or less, Fair Value	1,330,000
Due after one year through five years, Fair Value	8,721,000
Due after five years through ten years, Fair Value	67,146,000
Due after ten years, Fair Value	31,663,000
Fair Value, Total	108,860,000
Available-for-sale (at fair value)	199,955,367	178,207,974
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	93,501,000	77,513,000
Available-for-sale (at fair value)	90,900,000	78,678,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	165,000	183,000
Available-for-sale (at fair value)	$ 195,000	$ 205,000